Stockholders' Equity (Deficit) - Summary of Stock Based Compensation Expense (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 218,000	$ 201,000	$ 354,000	$ 602,000	$ 942,369	$ 345,435
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	41,000	23,000	74,000	72,000	148,948	64,020
Sales and Marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	43,000	14,000	11,000	34,000	62,533	8,335
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock compensation expense	$ 134,000	$ 164,000	$ 269,000	$ 496,000	$ 730,888	$ 273,080